INVESTMENTS (Narrative) (Details) $ in Thousands		12 Months Ended
	Oct. 29, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 29, 2019 CNY (¥)
Investment And Other Income [Line Items]
Interest income on short-term debt investment		$ 6,854	$ 11,925	$ 12,562
Marketable securities, gain (loss)		0	16,658	(1,340)
Proceeds from sale of equity securities without readily determinable fair value			58,384
Impairment on investments		270	390	17
Net gain			$ 17,233
Disposal of investment without readily determinable fair values		$ 0		$ 0
Short term bond
Investment And Other Income [Line Items]
Structured note term				1 year
Long term bond
Investment And Other Income [Line Items]
Structured note term				3 years
Beijing SouFun Network Technology Co., Ltd.
Investment And Other Income [Line Items]
Structured note term	364 days
Total consideration	$ 102,009				¥ 720,000
Structured note	$ 796